Summary of Significant Accounting Policies - Schedule of Intangible Assets (Details)	Mar. 31, 2026
Invention patent [Member]
Schedule of Intangible Assets [Line Items]
Estimated useful lives of the intangible assets	10 years
Copyright, trademark and other patents [Member]
Schedule of Intangible Assets [Line Items]
Estimated useful lives of the intangible assets	5 years